Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Operating Leases

The Company leases its facilities and certain equipment under noncancelable operating leases. The equipment leases are renewable at the option of the Company. At September 30, 2013, future minimum lease payments under noncancelable operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows:

2013	$784
2014	3,290
2015	2,956
2016	2,341
2017	1,419
2018	72

$10,862

Rent expense, including other facility expenses, was $1,272 and $1,255 in the three months ended September 30, 2013 and 2012, respectively, and $4,284 and $3,739 in the nine months ended September 30, 2013 and 2012, respectively.

During 2012, the Company subleased space in two of its facilities to two different entities, one of which is an affiliate of certain holders of preferred stock. One of these agreements was terminated during 2012. The second agreement remained in effect as of September 30, 2013. Rental income under sublease agreements was $91 and $0 for the three months ended September 30, 2013 and 2012, respectively, and $274 and $64 for the nine months ended September 30, 2013 and 2012, respectively. Future rental income for the sublease agreement in effect at September 30, 2013 is $91 for 2013, $365 for 2014, and $152 for 2015.

Research and Development

The Company has commitments with third parties in connection with research and development collaborations. See Note 2 for further discussion.

Long Term Debt

In January 2009, the Atlantic Canada Opportunities Agency (“ACOA”), a Canadian government agency, awarded AquaBounty a grant to provide funding of a research and development project. The total amount available under the award is C$2,872, or USD$2,785 as of September 30, 2013, which AquaBounty can claim over a five year period. All amounts claimed by AquaBounty must be repaid in the form of a 10% royalty on any products commercialized out of this research and development project until fully paid. The timing of repayment is uncertain. As of September 30, 2013, the total amount claimed by AquaBounty is $2,305 and is included in long term debt on the September 30, 2013 consolidated balance sheet.

In October 2003, AquaBounty obtained a term loan with the ACOA in the amount of C$250, or USD$242 as of September 30, 2013. AquaBounty repays this loan through monthly principal payments and the loan matures in December 2013. The outstanding balance as of September 30, 2013 is $7 and is included in the current portion of long term debt on the September 30, 2013 consolidated balance sheet.

In August 2003, AquaBounty obtained a term loan with Enterprise PEI, a Canadian provincial government agency, in the amount of C$300, or USD$291 as of September 30, 2013. AquaBounty repays this loan through monthly principal and interest payments and the loan matures in December 2013. The outstanding balance as of September 30, 2013 is $10 and is included in the current portion of long term debt on the September 30, 2013 consolidated balance sheet.

In November 1999, Technology Partnership Canada (“TPC”), a Canadian government agency, agreed to provide AquaBounty funding up to C$2,965, or USD$2,875 as of September 30, 2013, to support AquaBounty’s research and development. This funding was completed in 2003. The funding provided by TPC is repayable to TPC in the form of a 5.2% royalty on revenues generated from AquaBounty’s technology. Per the funding agreement with TPC, AquaBounty has no repayment obligations after June 30, 2014 even if the total amount has not been repaid as of such date. As of September 30, 2013, the estimated balance to be paid by June 30, 2014 is $194 and is included in the current portion of long term debt on the September 30, 2013 consolidated balance sheet.

Contingencies

The Company may become subject to claims and assessments from time to time in the ordinary course of business. Such matters are subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues liabilities for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. As of September 30, 2013 and December 31, 2012, the Company does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows.

12. Commitments and Contingencies

Operating Leases

The Company leases its facilities and certain equipment under noncancelable operating leases. The equipment leases are renewable at the option of the Company. At December 31, 2012, future minimum lease payments under noncancelable operating leases having initial or remaining noncancelable lease terms in excess of one year are as follows:

2013	$2,825
2014	2,918
2015	2,492
2016	1,863
2017	927
Thereafter	72

$11,097

Rent expense, including other facility expenses, was $5,036 and $4,000 in 2012 and 2011, respectively.

During 2011, the Company began subleasing space in two of its facilities to two different entities, one of which is an affiliate of certain preferred shareholders (Note 13). One of these agreements was terminated during 2011 while the other was terminated during 2012. During 2012, the Company began subleasing another of its facilities to another entity. This agreement remained in effect as of December 31, 2012. Rental income under sublease agreements was $151 and $158 for the years ended December 31, 2012 and 2011, respectively. Future rental income for the sublease agreement in effect at the end of 2012 is $365 for each year in 2013 and 2014 and $152 for 2015.

Capital Leases

The Company leases certain lab equipment, computer equipment, and leasehold improvements under capital leases. At December 31, 2012, future minimum lease payments under capitalized lease obligations are as follows:

2013	$54
2014	35
2015	10

99
Less: Amounts representing interest	(8)

$91

Research and Development

The Company has commitments with third parties in connection with research and development collaborations. See Note 2 for further discussion.

Contingencies

The Company may become subject to claims and assessments from time to time in the ordinary course of business. Such matters are subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues liabilities for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. As of December 31, 2012 and 2011, the Company does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows.